FINANCIAL RISK MANAGEMENT - Net Income and Other Comprehensive Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Strengthening in the relevant foreign currency against the Canadian dollar (in percent)	5.00%
Net (loss) income	$ (296.3)	$ 231.9
Other comprehensive income from continuing operations	(1.4)	257.0
USD | Currencies (sold/bought)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net (loss) income	0.6	0.5
Other comprehensive income from continuing operations	(15.7)	(10.9)
€ | Currencies (sold/bought)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net (loss) income	(1.3)	0.6
Other comprehensive income from continuing operations	(1.9)	(5.0)
GBP | Currencies (sold/bought)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Net (loss) income	0.0	0.2
Other comprehensive income from continuing operations	$ (0.2)	$ (0.1)